Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands					3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 24, 2021	Jun. 16, 2021	Jan. 20, 2021	Jul. 02, 2022	Apr. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2022	Jan. 28, 2022	Jun. 30, 2021
Debt and Capital Lease Obligations
Principal amount														$ 30,568
Loss on extinguishment of convertible notes							$ (2,436)		$ (2,436)	$ (2,436)
Accretion of discount	$ 3,408									3,408
Interest expense										3,161	$ 2,682
Accretion amount	3,408				$ 8,212			$ 8,212		3,408
Revolving credit facility
Debt and Capital Lease Obligations
Line of Credit Facility, Current Borrowing Capacity	103,500				103,500			103,500		$ 103,500
Remaining amount available under revolving credit facility					25,384			25,384				$ 73,000
Base Rate
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)										8.50%
Base Rate | Revolving credit facility
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)						6.25%
Eurodollar rate
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)										7.25%
Eurodollar rate | Revolving credit facility
Debt and Capital Lease Obligations
Maximum availability												$ 103,500	$ 115,000
Term loan
Debt and Capital Lease Obligations
Outstanding amount of debt	380,000									$ 380,000
Quarterly principal payments										2,400
Acquisition debt
Debt and Capital Lease Obligations
Interest expense					$ 0		$ 270	$ 434	$ 363	$ 791
Acquisition debt | Minimum
Debt and Capital Lease Obligations
Debt interest rate					0.44%			0.44%
Interest rate, basis spread (as a percent)										0.18%
Acquisition debt | Maximum
Debt and Capital Lease Obligations
Debt interest rate					3.25%			3.25%
Interest rate, basis spread (as a percent)										3.25%
Line of credit
Debt and Capital Lease Obligations
Remaining amount available under revolving credit facility	6,691									$ 6,691
Line of credit | Base Rate
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)										4.75%
Line of credit | Eurodollar rate | Minimum
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)										2.60%
Line of credit | Eurodollar rate | Maximum
Debt and Capital Lease Obligations
Interest rate, basis spread (as a percent)										2.63%
Standby letters of credit
Debt and Capital Lease Obligations
Outstanding amount of debt	3,977									$ 3,977	$ 801
Convertible notes - Related party
Debt and Capital Lease Obligations
Principal amount				$ 5,000
Beneficial conversion feature				$ 4,946
Loss on extinguishment of convertible notes		$ 2,436
Accretion of discount	$ 2,198									$ 2,198
Number of units received in exchange of debt issuance			25,000
Debt interest rate	12.00%									12.00%
Interest expense	$ 2,055
Convertible notes - Related party | BCP QualTek II LLC
Debt and Capital Lease Obligations
Principal amount			$ 30,568
Convertible notes - June 2021
Debt and Capital Lease Obligations
Principal amount			44,400
Beneficial conversion feature			$ 12,269
Accretion of discount	3,408									$ 3,408
Accretion amount	$ 8,861									$ 8,861